Trade and other payables (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Trade and other payables
Trade payables	¥ 22,821	¥ 18,808
Accrued payroll	238,690	141,231
Other taxes payable	13,532	5,688
Advances from students	36,260	61,897
Deposits	7,226	9,958
Others	58,218	34,430
Trade and other payables due to third parties	376,747	272,012
Loans due to related parties	45,543	84,172
Amounts due to related parties	89,439	72,537
Other payables due to related parties	134,982	156,709
Total	¥ 511,729	¥ 428,721